--------------------------------------------------------------------------------

DIRECTORS                                               OFFICERS
Barton M. Biggs                                         James W. Grisham
CHAIRMAN OF THE BOARD                                   VICE PRESIDENT
Chairman and Director, Morgan Stanley                   Harold J. Schaaff, Jr.
Asset Management Inc. and Morgan Stanley                VICE PRESIDENT
Asset Management Limited; Managing                      Joseph P. Stadler
Director, Morgan Stanley & Co. Incorporated             VICE PRESIDENT
Michael F. Klein                                        Valerie Y. Lewis
DIRECTOR AND PRESIDENT                                  SECRETARY
Principal, Morgan Stanley Asset Management Inc. and     Karl O. Hartmann
Morgan Stanley & Co. Incorporated                       ASSISTANT SECRETARY
John D. Barrett II                                      Joanna M. Haigney
Chairman and Director,                                  TREASURER
Barrett Associates, Inc.                                Rene J. Feuerman
Gerard E. Jones                                         ASSISTANT TREASURER
Partner, Richards & O'Neil LLP
Andrew McNally IV
Chairman and Chief Executive Officer,
Rand McNally
Samuel T. Reeves
Chairman of the Board and Chief
Executive Officer,
Pinacle Trading L.L.C.
Fergus Reid
Chairman and Chief Executive Officer, LumeLite
Corporation
Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin &
Boehm, P.C.

--------------------------------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1251 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, NY 11245

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
--------------------------------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

--------------------------------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                      ACTIVE COUNTRY ALLOCATION PORTFOLIO
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1997

LETTER TO SHAREHOLDERS
-------

The Active Country Allocation Portfolio invests in international equity markets, with emphasis placed upon countries, rather than stock selection. This approach reflects our belief that a diversified selection of securities representing exposure to countries that we find attractive provides an effective way to maximize the return potential and minimize the risk associated with global investing.

PERFORMANCE  COMPARED  TO  MORGAN  STANLEY  CAPITAL  INTERNATIONAL  (MSCI)  EAFE
INDEX(1)
--------------------------------------------------------------------------------

                                              TOTAL RETURNS(2)
                               ----------------------------------------------
                                                                    AVERAGE
                                                       AVERAGE      ANNUAL
                                             ONE       ANNUAL        SINCE
                                  YTD       YEAR     FIVE YEARS    INCEPTION
                               ---------  ---------  -----------  -----------
PORTFOLIO--CLASS A...........      13.78%     16.74%      12.81%       10.00%
PORTFOLIO--CLASS B...........      13.62      16.43         N/A        13.16
INDEX--CLASS A...............      10.42      12.18       12.33         9.89
INDEX--CLASS B...............      10.42      12.18         N/A         9.44

1. The MSCI EAFE Index is an unmanaged index of common stocks and includes Europe, Australasia and the Far East (includes dividends net of withholding taxes).
2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE COUNTRY SPECIFIC PERFORMANCE RESULTS PROVIDED ARE AS MEASURED BY THE MSCI EAFE INDEX AND ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

For the nine month and one year periods ended September 30, 1997, the Portfolio had total returns of 13.78% and 16.74%, respectively, for the Class A shares and 13.62% and 16.43%, respectively, for the Class B shares compared to total returns of 10.42% and 12.18%, respectively, for the Morgan Stanley Capital International (MSCI) EAFE Index (the "Index"). For the five year period ended September 30, 1997, the average annual total return for Class A shares was 12.81% compared to 12.33% for the Index. From inception on January 17, 1992 to September 30, 1997, the average annual total return of Class A shares was 10.00% compared to 9.89% for the Index. From inception on January 2, 1996 to September 30, 1997, the average annual total return of Class B shares was 13.16% compared to 9.44% for the Index.

Following the strong returns of the first half, global market volatility increased markedly in the third quarter, with many EAFE markets reaching record highs in July (+1.5%), selling off sharply in August (-7.6%), only to retrace about two thirds of their losses in September (+5.1%). In mid-July, our concern about valuation levels and the rate at which many markets had risen, led us to raise 10%-15% cash from across Europe and Asia. In September, we put a few percent back to work in the U.K. (target 24%) and most recently (in mid-October) we raised an additional 3% cash from Hong Kong and Japan; bringing their weights to 0% and 23%, respectively.

For the nine months ended September, we outpaced our benchmark, the MSCI EAFE Index. We added value through our cash levels and country selection in Europe and Asia. Within Europe, overweight positions in Germany, Italy and Spain added to results while underweights in the U.K. and Switzerland detracted from returns. Asia, a zero weighting in Malaysia (-48.5%), and an underweight the third quarter in Hong Kong added value. In Japan, our tactical allocations to the market were beneficial to the portfolio.

Target portfolio weights are now: Europe (61% vs. Index of 62%), Asia (4% vs. 9%), and Japan (23% vs. 29%), with 12% cash.

INVESTMENT OUTLOOK

Moving into the fourth quarter, we are maintaining portfolio cash levels near 10%. We think another leg down in Asian currencies and stock markets is ahead and European equities remain expensive. Additionally, the prolonged crisis in Southeast Asia threatens not only the fragile Japanese economy, but earnings expectations and corporate strategy in the U.S. and Europe. In recent weeks, we have seen global stocks and bonds de-link, as bonds have rallied. Lower bond yields are only supportive of equity valuations to a point. The fears of deflation and earning disappointments take hold.

In the past few months, Europe has been enjoying a broadening of its economic recovery. Growth estimates for 1998 in Germany and France have been revised upward to 3.0% and 2.7%, respectively, Scandinavian growth is expected to average 3.5%, and European inflation estimates have moved from 1.9% for 1997 to 2.5% for 1998. Unfortunately unemployment levels remain high and domestic demand is only now becoming evident. This will help to keep the Bundesbank on hold, but it also dampens the political will to reduce pension benefits and rigid labor market regulations. France and Italy's recent flirtation with the 35 hour work week and increasing state job programs are clearly steps in the wrong direction. This keeps the new paradigm crowd from bidding up European equities and draws into question the sustainability of earnings growth, particularly if the cyclical support planks of falling interest rates and depreciating currencies are removed. European markets reacted negatively to the Bundesbank rate hike in early October (Germany -9.4%), even though the move was not wholly unexpected and was, in fact, positive for EMU.

Barton Biggs returned from an early October trip to Asia, discouraged by the continued unwillingness of many Asian governments to implement tough, consistent economic and regulatory policies necessary to restore investor confidence and currency stability. It seems clear to investors that the region's assets, once priced for the golden era of Asian prosperity, are now overbuilt and subject to wholesale mark downs. However, local politicians and even many businessmen still seem to hold out hope that time, the offer of majority foreign ownership, and overly optimistic economic growth forecasts will bail Asia out. Though the economic fundamentals in a country like Malaysia remain decent (5% 1998 economic growth), the impact of asset writedowns on a highly leveraged corporate community remains unknown and investment risks have risen. Foreigners will remain reluctant to reinvest until there is more transparency in the government's allocation of resources and until they gain a better sense of the credit quality implications of the currency and stock market crashes. In the meantime, the long awaited Malaysian budget was much less austere than necessary, Taiwan devalued its currency, and the markets have moved on to test the Hong Kong/U.S. dollar peg. While we believe the peg will hold as long as the authorities wish to maintain it, earnings and asset prices should contract sharply in the face of higher interest rates (350% overnight rates). Though the silver lining in this crisis is a more competitive Association of South East Asian Nations (ASEAN) currency (-30% to -50%) and asset environment, China's reaction to slower growth and greater competition while trying to maintain market share with large capacity, remains key.

Following a gut-wrenching second quarter decline in economic activity (-2.9%), Japan has been slammed by the slowdown in Asia; the destination for 40% of Japan's exports. Policy options to stimulate growth are limited. Further yen devaluation would worsen trade tensions and a government stimulus package may have minimal impact on a consumer and business community already flush with cash, but little inclined to spend it. Despite the gloom, we believe that the economy will squeak through with 1% to 2% growth in 1998, and that the Nikkei may rally as sentiment comes off the bottom.

Industrial   production  and  the  leading  economic  indicators  are  positive, automobile sales have spiked up, and housing may be next. We will be looking for a bottom.

With regard to currencies, we continue to hedge about 25% of our European currency exposure, and have added a 30% hedge against the Yen. Japanese fundamentals argue for a weaker yen, but Japan's trade surplus acts to brake its fall. We think it will be hard for Japanese authorities to maintain the 115-125 trading range and interest rate differentials continue to favor the dollar. The risks of a wide (including Italy and Spain) Economic and Monetary Union lends support to the U.S. dollar versus the Deutschemark block. However, economic growth is picking up in Europe and the Bundesbank has shown itself to be willing to support the DM near 1.90 to the U.S. dollar. Here again, we will hedge our foreign currency exposure when the currencies test the top end of their U.S dollar range.

Barton M. Biggs
PORTFOLIO MANAGER

Ann D. Thivierge
PORTFOLIO MANAGER

October 1997

INVESTMENTS (UNAUDITED)
----------
SEPTEMBER 30, 1997

                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
COMMON STOCKS (86.7%)
 AUSTRALIA (2.2%)
         13,800    Amcor Ltd.                           $      87
          7,400    Australian Gas Light Co., Ltd.              50
         18,700    Australian National Industries
                    Ltd.                                       24
         25,250    Boral Ltd.                                  77
          4,700    Brambles Industries Ltd.                    98
         39,687    Broken Hill Proprietary Co., Ltd.          463
         10,297    Burns, Philip & Co., Ltd.                    8
         16,376    Coca Cola Amatil Ltd.                      175
         22,714    Coles Myer Ltd.                            107
         11,783    Crown Ltd.                                  14
         23,400    CSR Ltd.                                    96
         39,700    Fosters Brewing Corp.                       84
         13,600    Gio Australia Holdings Ltd.                 40
         25,782    Goodman Fielder Ltd.                        42
          6,100    ICI Australia Ltd.                          58
          5,200    Leighton Holdings Ltd.                      28
          5,000    Lend Lease Corp., Ltd.                     119
         29,861    MIM Holdings Ltd.                           37
         27,964    National Australia Bank Ltd.               430
          5,437    Newcrest Mining Ltd.                        10
         37,946    News Corp., Ltd.                           195
         33,153    Normandy Mining Ltd.                        42
         14,265    North Ltd.                                  50
         18,900    Pacific Dunlop Ltd.                         54
         19,300    Pioneer International Ltd.                  66
          4,700    Plutonic Resources Ltd.                     13
          4,149    Renison Goldfields Consolidated
                    Ltd.                                       12
          6,800    Rio Tinto Ltd.                             102
         12,725    Santos Ltd.                                 66
          4,300    Smith (Howard) Ltd.                         42
          2,600    Sons of Gwalia Ltd.                          8
         13,167    Southcorp Holdings Ltd.                     49
          6,900    TABCORP Holdings Ltd.                       35
         36,000    Westpac Banking Corp.                      227
         20,666    WMC Ltd.                                    97
                                                        ---------
                                                            3,105
                                                        ---------
 FRANCE (7.5%)
            958    Accor                                      177
          3,639    Alcatel Alsthom                            484
          7,617    AXA                                        511
          5,131    Banque Nationale de Paris                  258
          1,650    BIC                                        122
            690    Bouygues                                    65
            808    Canal Plus                                 144
            925    Carrefour                                  576

                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
          2,150    Casino Guichard-Perrachon            $     131
            701    Cie Bancaire                                89
          2,182    Cie de Saint Gobain                        336
          2,661    Cie Financiere de Paribas, Class A         197
          3,088    Cie Generale des Eaux                      363
          6,300    Elf Aquitaine                              841
            725    Eridania Beghin-Say                        112
            275    Essilor International                       76
          1,883    Groupe Danone                              297
          1,819    Havas                                      123
            400    Imetal                                      52
          3,240    L'air Liquide                              533
          2,342    Lafarge                                    172
          2,719    Lagardere S.C.A.                            86
            755    Legrand                                    159
          1,635    L'OREAL                                    654
          2,100    LVMH Moet Hennessy Louis Vuitton           446
          2,994    Lyonnaise des Eaux                         334
          3,041    Michelin Compagnie Generale des
                    Establissements, Class B                  173
            200    Pathe                                       40
          1,650    Pernod Ricard                               82
            505    Pinault-Printemps                          237
            470    Promodes                                   183
          1,250    PSA Peugeot Citroen                        165
          8,342    Rhone-Poulenc, Class A                     332
            130    Sagem                                       64
          2,626    Sanofi                                     244
          3,241    Schneider                                  205
            658    Simco                                       49
            100    Societe Eurafrance                          42
          2,381    Societe Generale                           345
            175    Sodexho                                     87
          2,996    Thomson CSF                                 96
          5,754    Total, Class B                             658
          6,100    Usinor Sacilor                             123
          1,600    Valeo                                      105
                                                        ---------
                                                           10,568
                                                        ---------
 GERMANY (8.9%)
          1,100    Adidas AG                                  143
            750    AGIV AG                                     18
          5,050    Allianz AG                               1,221
            100    AMB Aachener & Muenchener
                    Beteiligungs AG                            93
         13,200    BASF AG                                    477
         16,150    Bayer AG                                   642
          6,100    Bayerische Hypotheken Bank AG              260

                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
GERMANY (CONTINUED)
          5,800    Bayerische Vereinsbank AG            $     331
          1,300    Bilfinger & Berger Bau AG                   52
            150    Brau Und Brunnen AG                         13
            600    CKAG Colonia Konzern AG                     54
          1,800    Continential AG                             46
         11,900    Daimler-Benz AG                            983
          2,150    Degussa AG                                 118
         11,250    Deutsche Bank AG                           789
         49,256    Deutsche Telekom AG                        953
         10,100    Dresdner Bank AG                           463
          1,185    Heidelberger Zement AG                      95
          2,300    Hochtief AG                                106
            250    Karstadt AG                                 87
          1,150    Kloeckner-Humboldt-Deutz AG                  9
            250    Linde AG                                   175
          8,050    Lufthansa AG                               158
            300    MAN AG                                      95
            850    Mannesmann AG                              404
          4,150    Merck KGaA                                 160
          5,976    Metro AG                                   275
          2,090    Muechener Rueck AG (Registered)            705
            400    Preussag AG                                112
          7,850    RWE AG                                     381
          1,400    SAP AG                                     360
          1,800    Schering AG                                189
         12,750    Siemens AG                                 860
            100    STRABAG AG                                   8
            800    Thyssen AG                                 187
         11,550    VEBA AG                                    673
            856    Viag AG                                    384
            650    Volkswagen AG                              451
                                                        ---------
                                                           12,530
                                                        ---------
 HONG KONG (1.2%)
          9,100    Bank of East Asia Ltd.                      34
         28,000    Cathay Pacific Airways Ltd.                 39
         17,000    Cheung Kong Holdings Ltd.                  191
         18,500    China Light & Power Co., Ltd.              102
         12,483    Chinese Estates Holdings                    11
          5,200    Giordano Holdings Ltd.                       3
         11,000    Hang Lung Development Co.                   21
         15,000    Hang Seng Bank Ltd.                        185
          1,200    Hong Kong Aircraft Engineering
                    Co., Ltd.                                   4
         28,008    Hong Kong & China Gas Co., Ltd.             58
         14,582    Hong Kong & Shanghai Hotel Ltd.             18
         86,272    Hong Kong Telecommunications Ltd.          195
         32,198    Hopewell Holdings Ltd.                      19
         29,000    Hutchison Whampoa Ltd.                     286
          8,000    Hysan Development Co., Ltd.                 24
          4,800    Johnson Electric Holdings Ltd.              13
          4,465    New World Development Co., Ltd.             27
                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
         13,000    Oriental Press Group Ltd.            $       4
          4,100    Peregrine Investment Holdings Ltd.           7
         13,240    Shangri-La Asia Ltd.                        14
         12,398    Shun Tak Holdings Ltd.                       8
         21,000    Sino Land Co.                               19
         13,000    South China Morning Post Holdings
                    Ltd.                                       12
         18,000    Sun Hung Kai Properties Ltd.               212
         12,000    Swire Pacific Ltd., Class A                 92
          4,000    Television Broadcasts Ltd.                  14
         18,000    Wharf Holdings Ltd.                         66
          2,052    Wing Lung Bank Ltd.                         12
                                                        ---------
                                                            1,690
                                                        ---------
 ITALY (6.8%)
         39,762    Assicurazioni Generali S.p.A.              898
         62,700    Banca Commerciale Italiana                 180
         24,300    Banco Ambrosiano Veneto S.p.A.             171
          8,344    Benetton Group S.p.A.                      139
          7,500    Cartiere Burgo                              49
        108,500    Credito Italiano                           294
         29,000    Edison S.p.A.                              156
        343,000    ENI S.p.A.                               2,160
          4,800    Falck Acciaierie & Ferriere
                    Lombarde                                   21
        158,950    Fiat S.p.A.                                567
         34,980    Fiat S.p.A. Di Risp (NCS)                   68
         11,500    Impregilo S.p.A.                             9
         38,000    Istituto Bancario San Paolo                301
         27,450    Istituto Mobiliare Italiano S.p.A.         294
        181,900    Istituto Nazionale delle
                    Assicurazioni                             290
         10,350    Italcementi S.p.A.                          79
          7,300    Italcementi S.p.A. (RNC)                    21
         28,800    Italgas                                    102
         21,400    Magneti Marelli S.p.A.                      41
         52,000    Mediaset S.p.A.                            268
         22,000    Mediobanca S.p.A.                          172
        125,574    Montedison S.p.A.                           92
         41,900    Montedison S.p.A. Di Risp (NCS)             23
         99,680    Olivetti S.p.A.                             55
         66,920    Parmalat Finanziaria S.p.A.                115
         73,000    Pirelli S.p.A.                             214
         13,015    R.A.S. S.p.A.                              116
         11,400    Rinascente S.p.A.                           87
          5,900    SAI                                         55
         13,500    Sirti S.p.A.                                85
         28,000    Snia BPD S.p.A.                             30
        154,444    Telecom Italia S.p.A.                    1,029
         39,534    Telecom Italia S.p.A. Di Risp
                    (NCS)                                     154
        283,900    Telecom Italia Mobile S.p.A.             1,127
         67,500    Telecom Italia Mobile S.p.A. (RNC)         141
                                                        ---------
                                                            9,603
                                                        ---------

                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
 JAPAN (26.7%)
          2,190    Advantest Corp.                      $     216
         28,400    Ajinomoto Co.                              249
         16,600    Aoki Corp.                                   7
          2,300    Aoyama Trading Co.                          66
         53,900    Asahi Bank Ltd.                            312
         16,600    Asahi Breweries Ltd.                       267
         50,000    Asahi Chemical Industry Co., Ltd.          252
         47,800    Asahi Glass Co., Ltd.                      371
          8,800    Bank of Yokohama                            35
         16,600    Bridgestone Co.                            399
         20,600    Canon, Inc.                                602
          9,800    Casio Computer Co.                          88
         27,400    Chiba Bank                                 127
         16,600    Chugai Pharmaceuticals Co.                 143
         19,600    Dai Nippon Printing Co., Ltd.              419
         17,600    Daiei, Inc.                                 97
         16,600    Daikin Industries Ltd.                     105
         16,600    Daiwa House Industry                       165
         33,400    Daiwa Securities Co., Ltd.                 205
         20,600    Denso Corp.                                500
             98    East Japan Railway Co.                     459
         10,800    Ebara Corp.                                141
          7,200    Fanuc                                      274
         57,800    Fuji Bank                                  637
          9,800    Fuji Photo Film Ltd.                       404
         43,200    Fujitsu Ltd.                               540
         12,800    Furukawa Electric Co.                       64
         22,600    Hankyu Corp.                               113
         16,600    Hazama Corp.                                16
         83,200    Hitachi Ltd.                               723
         21,600    Honda Motor Co.                            753
         52,800    Industrial Bank of Japan                   656
         10,800    Ito-Yokado Co., Ltd.                       585
         52,000    Japan Airlines Co.                         189
         42,000    Japan Energy Corp.                          68
         18,600    Joyo Bank                                   95
          7,800    Jusco Co., Ltd.                            178
         33,400    Kajima Corp.                               147
         22,300    Kansai Electric Power Co.                  397
         29,000    Kao Corp.                                  420
         26,400    Kawasaki Steel Corp.                        50
         40,200    Kinki Nippon Railway                       229
         33,400    Kirin Brewery Co., Ltd.                    275
         33,400    Komatsu Ltd.                               187
         50,000    Kubota Corp.                               195
         33,400    Kumagai Gumi Co.                            27
          5,000    Kyocera Corp.                              327
         16,600    Kyowa Hakko Kogyo                           89
         48,000    Marubeni Corp.                             159
          3,800    Marui Co., Ltd.                             63
         50,000    Matsushita Electric Industries
                    Ltd.                                      903
                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
         50,000    Mitsubishi Chemical Corp.            $     115
         44,000    Mitsubishi Corp.                           426
         58,800    Mitsubishi Electric Corp.                  231
         36,200    Mitsubishi Estate Co., Ltd.                528
         91,000    Mitsubishi Heavy Industries Ltd.           498
         33,400    Mitsubishi Materials Corp.                 100
         30,200    Mitsubishi Trust & Banking Co.             470
         48,800    Mitsui & Co.                               384
         33,400    Mitsui Engineering & Shipbuilding           43
         26,600    Mitsui Fudosan Co.                         324
         24,200    Mitsui Trust & Banking Co., Ltd.           120
         17,800    Mitsukoshi Ltd.                             89
          5,800    Murata Manufacturing Co., Ltd.             251
         10,800    Mycal Corp.                                120
         28,400    NEC Corp.                                  346
         16,600    NGK Insulators                             155
         12,800    Nippon Express Co., Ltd.                    75
         16,600    Nippon Fire & Marine Insurance Co.          73
         15,800    Nippon Light Metal Co.                      35
         16,600    Nippon Meat Packers, Inc.                  220
         47,800    Nippon Oil Co.                             196
        185,000    Nippon Steel Co.                           408
            250    Nippon Telegraph & Telephone Corp.       2,298
         50,000    Nippon Yusen Kabushiki Kaisha              168
         63,600    Nissan Motor Co.                           379
         97,800    NKK Corp.                                  131
         43,000    Nomura Securities Co., Ltd.                559
         19,600    Odakyu Electric Railway Corp.               98
         33,400    Oji Paper Co., Ltd. (New)                  149
         73,600    Osaka Gas Co.                              176
         16,600    Penta-Ocean Construction                    35
          4,800    Pioneer Electric Corp.                     102
          1,800    Rohm Co.                                   212
         65,600    Sakura Bank                                313
         12,800    Sankyo Co., Ltd.                           443
         50,000    Sanyo Electric Co., Ltd.                   153
          3,800    Secom Co., Ltd.                            256
          3,300    Sega Enterprises                            97
         16,600    Sekisui House Co., Ltd.                    158
         33,200    Sharp Corp.                                302
          4,800    Shimano, Inc.                              111
         23,600    Shimizu Corp.                              106
          7,000    Shin-Etsu Chemical Co.                     192
          7,000    Shiseido Co., Ltd.                         112
         22,600    Shizuoka Bank                              241
         33,400    Showa Denko                                 57
          7,800    Sony Corp.                                 736
         65,400    Sumitomo Bank                              986
         66,600    Sumitomo Chemical Co.                      244
         31,400    Sumitomo Corp.                             234
         22,400    Sumitomo Electric                          321
          6,800    Sumitomo Forestry Co., Ltd.                 55

                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
JAPAN (CONTINUED)
         15,800    Sumitomo Metal & Mining Co.          $      85
         59,800    Sumitomo Metal Industries                  124
         16,600    Sumitomo Osaka Cement Co., Ltd.             32
         33,400    Taisei Corp., Ltd.                         125
          9,800    Taisho Pharmaceutical Co.                  259
         20,600    Takeda Chemical                            618
         33,400    Teijin Ltd.                                105
         97,000    The Bank of Tokyo-Mitsubushi             1,848
         23,400    Tobu Railway Co.                            96
         12,000    Tohoku Electric Power                      194
         50,800    Tokai Bank                                 420
         50,000    Tokio Marine & Fire Insurance Co.          600
         31,000    Tokyo Electric Power Co.                   596
          2,000    Tokyo Electron Ltd.                        122
         66,600    Tokyo Gas Co.                              158
         28,400    Tokyu Corp.                                136
         22,600    Toppan Printing Co., Ltd.                  313
         50,100    Toray Industries, Inc.                     296
         16,600    Toto Ltd.                                  169
         33,400    Toyoba Co.                                  53
         73,400    Toyota Motor Corp.                       2,249
         33,400    Ube Industries Ltd.                         67
         32,700    Yamaichi Securities Co.                     67
         30,500    Yasuda Trust & Banking Co.                  90
                                                        ---------
                                                           37,441
                                                        ---------
 KOREA (0.1%)
          5,760    Korea Fund, Inc. (The)                      68
             40    Samsung Electronics (Foreign)                4
                                                        ---------
                                                               72
                                                        ---------
 NETHERLANDS (2.9%)
         15,804    ABN Amro Holdings N.V.                     320
            950    Akzo Nobel N.V.                            162
          8,700    Elsevier N.V.                              126
          1,100    Getronics N.V.                              34
            650    Heineken N.V.                              114
          9,608    ING Groep N.V.                             441
          1,170    KLM Royal Dutch Airlines N.V.               41
          4,687    Koninklijke Ahold N.V.                     127
          1,300    Koninklijke KNP BT N.V.                     36
          5,567    Koninklijke PTT Nederland N.V.             219
            350    Nedlloyd Groep N.V.                         12
            300    Oce N.V.                                    38
          4,200    Philips Electronics N.V.                   355
         25,400    Royal Dutch Petroleum Co.                1,421
            439    Stork N.V.                                  19
          1,900    Unilever N.V.                              406
            885    Wolters Kluwer N.V.                        119
                                                        ---------
                                                            3,990
                                                        ---------
                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
 SINGAPORE (1.1%)
         32,000    Asia Food & Properties Ltd.          $      15
         18,000    City Developments Ltd.                     116
          2,000    Creative Technology Ltd.                    52
          5,000    Cycle & Carriage Ltd.                       30
         22,000    DBS Land Ltd.                               54
         11,000    Development Bank of Singapore Ltd.
                    (Foreign)                                 112
          7,000    First Capital Corp., Ltd.                   16
          6,800    Fraser & Neave Ltd.                         39
         13,000    Hai Sun Hup Group Ltd.                       8
         11,000    Hotel Properties Ltd.                       14
          5,000    Inchcape Bhd                                17
          3,000    Jurong Shipyard Ltd.                        13
         16,750    Keppel Corp., Ltd.                          67
          2,000    Metro Holdings Ltd.                          6
          8,000    Natsteel Ltd.                               22
         20,000    Neptune Orient Lines Ltd.
                    (Foreign)                                  15
         19,560    Oversea-Chinese Banking Corp.
                    (Foreign)                                 136
          4,000    Overseas Union Enterprise Ltd.              16
          8,000    Parkway Holdings Ltd.                       32
          1,000    Robinson & Co., Ltd.                         5
          3,600    Shangri-La Hotel Ltd.                        9
         20,000    Singapore Airlines Ltd. (Foreign)          148
          4,800    Singapore Press Holdings (Foreign)          71
         17,000    Singapore Technologies Industrial
                    Corp.                                      31
        141,000    Singapore Telecommunications Ltd.          239
          8,000    Straits Trading Co., Ltd.                   14
         34,000    United Industrial Corp., Ltd.               24
         20,000    United Overseas Bank Ltd.
                    (Foreign)                                 148
         13,000    United Overseas Land Ltd.                   16
                                                        ---------
                                                            1,485
                                                        ---------
 SPAIN (3.8%)
            435    Acerinox                                    82
          1,489    Aguas de Barcelona                          61
          4,200    Argentaria                                 251
          7,107    Autopistas Concesionaria Espanola           95
         22,500    Banco Bilbao Vizcaya (Registered)          693
          5,500    Banco Central Hispano Americano            230
         16,000    Banco Santander                            524
            500    Corporacion Financiera Alba                 56
            945    Corporacion Mapfre                          53
          1,900    Dragados y Construccion                     42
          1,650    Ebro Agricolas                              30
            750    ENCE                                        14
         34,400    Endesa                                     734
          5,700    Ercros                                       6
            550    Fomento Construction y Contractas           85
          5,000    Gas Natural SDG                            263
         31,200    Iberdrola                                  384
            735    Metro Vacesa                                30

                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
SPAIN (CONTINUED)
            200    Portland Valderrivas                 $      18
         10,100    Repsol                                     436
          1,200    Tabacalera, Class A                         84
         31,500    Telefonica de Espana                       990
          9,800    Union Electrica Fenosa                      85
          1,750    Uralita                                     20
          1,467    Vallehermoso                                40
            750    Viscofan Envolturas Celulosicas             18
            312    Zardoya Otis                                37
                                                        ---------
                                                            5,361
                                                        ---------
 SWEDEN (3.8%)
         24,400    ABB AB, Class A                            346
          4,500    AGA AB, Class A                             74
          3,700    AGA AB, Class B                             59
         49,633    Astra AB, Class A                          916
          4,650    Atlas Copco AB, Class A                    159
          2,600    Electrolux AB, Series B                    203
         30,300    Ericsson LM, Class B                     1,456
          1,300    Esselte AB, Class A                         38
          6,500    Hennes & Mauritz AB, Class B               284
          3,000    Securitas AB, Class B                       71
          3,900    Skandia Forsakrings AB                     174
         17,600    Skandinaviska Enskilda Banken,
                    Class A                                   213
          4,400    Skanska AB, Class B                        191
          2,700    S.K.F. AB, Class B                          79
         11,050    Stora Kopparbergs Bergslags
                    Aktiebolag, Class A                       189
          6,800    Svenska Cellulosa AB, Class B              172
          7,100    Svenska Handelsbanken, Class A             246
         16,900    Swedish Match AB                            54
          4,600    Trelleborg AB, Class B                      75
         13,650    Volvo AB, Class B                          391
                                                        ---------
                                                            5,390
                                                        ---------
 SWITZERLAND (4.4%)
            145    ABB AG                                     213
            275    Adecco                                     110
             85    Alusuisse-Lonza Holdings Ltd.
                    (Registered)                               83
          2,850    CS Holding AG (Registered)                 385
             15    Georg Fischer AG (Bearer)                   23
            100    Holderbank Financiere Glarus AG,
                    Class B (Bearer)                           95
            595    Nestle (Registered)                        829
            975    Novartis AG (Registered)                 1,495
             25    Roche Holding AG (Bearer)                  383
            105    Roche Holding AG (Registered)              931
             25    SGS Surveillance                            44
             80    SMH AG (Bearer)                             48
                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
             60    Sulzer AG (Registered)               $      46
          1,150    Swiss Bank Corp. (Registered)              311
            215    Swiss Reinsurance (Registered)             322
             50    SwissAir (Registered)                       67
            320    Union Bank of Switzerland (Bearer)         374
            350    Union Bank of Switzerland
                    (Registered)                               82
             95    Valora Holding AG                           20
            720    Zuerich Versicherung (Registered)          313
                                                        ---------
                                                            6,174
                                                        ---------
 THAILAND (0.0%)
          8,000    CMIC Finance & Securities PCL
                    (Foreign)                                   2
         18,600    General Finance & Securities PCL
                    (Foreign)                                   4
         10,657    Land & House Co., Ltd. (Foreign)            14
          6,100    Phoenix Pulp & Paper PCL (Foreign)           3
         34,700    Siam City Bank PCL (Foreign)                 9
         14,600    TPI Polene PCL(Foreign)                      3
                                                        ---------
                                                               35
                                                        ---------
 UNITED KINGDOM (17.3%)
         28,800    Abbey National plc                         444
         14,400    Arjo Wiggins Appleton plc                   48
         10,300    Associated British Foods plc                90
         35,017    Barclays plc                               943
         22,700    Bass plc                                   306
         63,835    BAT Industries plc                         559
         90,600    BG plc                                     393
         14,454    BICC plc                                    39
         26,810    Blue Circle Industries plc                 174
         14,470    BOC Group plc                              259
         22,700    Boots Co. plc                              322
         14,400    BPB Industries plc                          80
         10,275    British Aerospace plc                      272
         24,725    British Airways plc                        272
        117,453    British Petroleum Co. plc                1,773
         33,000    British Sky Broadcasting plc               251
         41,200    British Steel plc                          120
        119,500    British Telecommunications plc             789
         86,505    BTR plc                                    352
          6,226    Burmah Castrol plc                         111
         51,472    Cable & Wireless plc                       439
         22,680    Cadbury Schweppes plc                      218
         16,540    Caradon plc                                 51
         90,600    Centrica plc                               135
         18,543    Coats Viyella plc                           36
         14,396    Commercial Union plc                       187
         10,300    Courtaulds plc                              57
          2,116    De La Rue Co. plc                           14
         10,289    EMI Group plc                              101
              1    Energy Group plc                            --

                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
UNITED KINGDOM (CONTINUED)
         59,700    General Electric plc                 $     376
         12,415    GKN plc                                    281
         65,900    Glaxo Wellcome plc                       1,483
         14,472    Granada Group plc                          205
         43,794    Grand Metropolitan plc                     417
         24,700    Great Universal Stores plc                 273
         16,463    Guardian Royal Exchange plc                 84
         43,800    Guinness plc                               413
         12,340    Hanson plc                                  58
         26,800    Harrisons & Crosfield plc                   53
         45,288    HSBC Holdings plc                        1,534
         18,600    Imperial Chemical Industries plc           302
         24,719    Ladbroke Group plc                         109
         16,500    Land Securities plc                        261
         16,500    Lasmo plc                                   72
         24,700    Legal & General Group plc                  192
        113,300    Lloyds TSB Group plc                     1,522
         16,496    Lonrho plc                                  31
         72,100    Marks and Spencer plc                      738
         12,400    MEPC plc                                   105
         28,800    National Power plc                         264
         16,455    Peninsular & Oriental Steam
                    Navigation Co. plc                        176
         30,920    Pilkington plc                              78
         41,162    Prudential Corp. plc                       459
         18,500    Rank Group plc                             109
         12,416    Redland plc                                 47
         28,800    Reed International plc                     245
         35,000    Reuters Holdings plc                       415
         12,400    Rexam plc                                   70
         24,748    Rio Tinto plc                              393
          6,200    RMC Group plc                               98
         28,828    Royal & Sun Alliance Insurance
                    Group plc                                 272
         10,270    Royal Bank of Scotland Group plc           114
         18,527    Safeway plc                                120
         32,923    Sainsbury (J) plc                          246
          4,100    Schroders plc                              128
         20,630    Scottish Power plc                         159
         41,200    Sears plc                                   40
         12,346    Sedgwick Group plc                          25
         10,300    Slough Estates plc                          56
        102,996    Smithkline Beecham plc                   1,005
         10,338    Southern Electric plc                       78
         28,807    Tarmac plc                                  61
         16,516    Taylor Woodrow plc                          50
         39,120    Tesco plc                                  295
         14,452    Thames Water plc                           204
         10,328    Thorn plc                                   23
         10,317    TI Group plc                               111
         14,400    Unilever plc                               421
                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
         14,386    United Utilities plc                 $     178
         67,956    Vodafone Group plc                         364
         18,500    Zeneca Group plc                           604
                                                        ---------
                                                           24,252
                                                        ---------
TOTAL COMMON STOCKS (Cost $108,092)                       121,696
                                                        ---------
PREFERRED STOCKS (0.5%)
 AUSTRALIA (0.1%)
         27,878    News Corp., Ltd.                           123
                                                        ---------
 GERMANY (0.3%)
          5,250    RWE AG                                     214
          1,000    SAP AG                                     268
                                                        ---------
                                                              482
                                                        ---------
 ITALY (0.1%)
         53,900    Fiat S.p.A                                  96
                                                        ---------
TOTAL PREFERRED STOCKS (Cost $530)                            701
                                                        ---------
    NO. OF
    RIGHTS
---------------

RIGHTS (0.0%)
 FRANCE (0.0%)
            701    Cie Bancaire, expiring 10/13/97
                    (Cost $0)                                   2
                                                        ---------
    NO. OF
   WARRANTS
---------------

WARRANTS (0.0%)
 FRANCE (0.0%)
            620    Casino Guichard-Perrachon,
                    expiring 12/31/99                          15
          4,333    Cie Generale des Eaux, expiring
                    5/02/01                                     2
                                                        ---------
                                                               17
                                                        ---------
 HONG KONG (0.0%)
            845    Peregrine Investment Holdings
                    Ltd., expiring 5/15/98                     --
                                                        ---------
 ITALY (0.0%)
          2,950    R.A.S. S.p.A., expiring 12/31/97             8
          1,550    R.A.S. S.p.A. Saving Shares,
                    expiring 12/31/97                           3
          1,050    Rinascente S.p.A., expiring
                    12/31/99                                    1
                                                        ---------
                                                               12
                                                        ---------
 SINGAPORE (0.0%)
          2,400    Asia Food & Properties Ltd.,
                    expiring 7/12/02                            1
         11,750    Straits Steamship, expiring
                    12/12/00                                    8
                                                        ---------
                                                                9
                                                        ---------

    NO. OF                                                VALUE
   WARRANTS                                               (000)
---------------                                         ---------
 SWITZERLAND (0.0%)
            112    Roche Holding A.G., expiring
                    5/05/98                             $       8
                                                        ---------
 THAILAND (0.0%)
          6,349    National Finance & Securities PCL,
                    expiring 11/15/99                           2
                                                        ---------
TOTAL WARRANTS (Cost $17)                                      48
                                                        ---------
    NO. OF
     UNITS
---------------

UNITS (0.1%)
 AUSTRALIA (0.1%)
         25,921    General Property Trust                      51
         26,115    Westfield Trust                             53
                                                        ---------
TOTAL UNITS (Cost $96)                                        104
                                                        ---------

     FACE
    AMOUNT
     (000)
---------------
CONVERTIBLE DEBENTURES (0.1%)
 FRANCE (0.1%)
FRF          60    Sanofi 4.00%, 1/01/00                       62
18                 Simco 3.25%, 1/01/06                        16
                                                        ---------
TOTAL CONVERTIBLE DEBENTURES (Cost $54)                        78
                                                        ---------
FIXED INCOME SECURITIES (0.0%)
 FRANCE (0.0%)
62                 Casino Guichard-Perrachon, Series
                    XW, 4.50%, 7/12/01                         38
                                                        ---------
 ITALY (0.0%)
ITL      11,200    Mediobanca, Series XW, 4.50%,
                    1/01/00                                     6
                                                        ---------
TOTAL FIXED INCOME SECURITIES (Cost $33)                       44
                                                        ---------
TOTAL FOREIGN SECURITIES (87.4%) (Cost $108,822)          122,673
                                                        ---------
SHORT-TERM INVESTMENT (12.4%)
 REPURCHASE AGREEMENT (12.4%)
$17,443            Chase Securities, Inc. 5.75%,
                    dated 9/30/97, due 10/01/97, to
                    be repurchased at $17,446,
                    collateralized by U.S. Treasury
                    Notes, 6.25%, 10/31/01, valued at
                    $17,808 (Cost $17,443)                 17,443
                                                        ---------

     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------
FOREIGN CURRENCY (0.4%)
AUD          33    Australian Dollar                    $      24
ATS           7    Austrian Schilling                           1
BEF          15    Belgian Franc                               --
GBP          82    British Pound                              132
FRF         394    French Franc                                66
DEM          16    German Mark                                  9
HKD         434    Hong Kong Dollar                            56
IDR     115,705    Indonesian Rupiah                           35
ITL      46,053    Italian Lira                                27
JPY         488    Japanese Yen                                 4
MYR          22    Malaysian Ringgit                            7
NLG         112    Netherlands Guilder                         56
SGD          65    Singapore Dollar                            43
KRW      21,851    South Korean Won                            24
ESP       2,268    Spanish Peseta                              15
SEK          30    Swedish Krona                                4
CHF          36    Swiss Franc                                 24
THB       2,284    Thai Baht                                   63
                                                        ---------
TOTAL FOREIGN CURRENCY (Cost $606)                            590
                                                        ---------
TOTAL INVESTMENTS (100.2%) (Cost $126,871)                140,706
                                                        ---------
OTHER ASSETS AND LIABILITIES (-0.2%)
  Other Assets                                             37,781
  Liabilities                                             (38,064)
                                                        ---------
                                                             (283)
                                                        ---------
NET ASSETS (100%)                                       $ 140,423
                                                        ---------
                                                        ---------
CLASS A:
NET ASSETS                                               $140,409
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 11,066,285 outstanding $0.001 par
  value shares (authorized 500,000,000 shares)
                                                           $12.69
                                                        ---------
                                                        ---------
CLASS B:
NET ASSETS                                                    $14
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 1,097 outstanding $0.001 par value
  shares (authorized 500,000,000 shares)
                                                           $12.66
                                                        ---------
                                                        ---------

----------------------------------
NCS -- Non Convertible Shares
PCL -- Public Company Limited
RNC -- Non Convertible Savings Share